United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/06


                 Date of Reporting Period: Quarter ended 6/30/05







Item 1.     Schedule of Investments




Federated Fund For U.S. Government Securities
Portfolio of Investments
June 30, 2005 (unaudited)
    Principal
    Amount                                                                     Value

                       Mortgage-Backed Securities--92.7%
                       Federal Home Loan Mortgage Corporation--37.2%
$   89,916,988         4.500%, 1/1/2019 - 7/1/2020                             89,586,058
    144,577,317        5.000%, 12/1/2017 - 4/1/2034                            145,877,517
    150,293,604  1     5.500%, 5/1/2016 - 12/1/2099                            152,773,773
    5,221,547          6.000%, 5/1/2017 - 2/1/2032                             5,395,011
    3,078,162          6.500%, 11/1/2028                                       3,197,201
    1,789,622          7.000%, 12/1/2031                                       1,888,751
    4,828,659          7.500%, 9/1/2013 - 9/1/2033                             5,190,519
    528,916            8.000%, 12/1/2029                                       573,770
    880                11.000%, 12/1/2017                                      958
    11,075             11.750%, 1/1/2011                                       12,515
    157                12.500%, 10/1/2012                                      179
    1,970              12.750%, 10/1/2013                                      2,145
    15,807             13.000%, 2/1/2015                                       18,589
    498                13.750%, 1/1/2011                                       560
    45                 14.000%, 12/1/2012                                      54
    59                 14.500%, 10/1/2012                                      59
    1,559              14.750%, 8/1/2011                                       1,875
    917                15.500%, 8/1/2011                                       1,055
                       Total                                                   404,520,589
                       Federal National Mortgage Association--47.2%
    35,476,774         4.500%, 11/1/2018 - 12/1/2019                           35,350,369
    130,237,776  1     5.000%, 11/1/2019 - 12/1/2099                           130,448,345
    152,384,952  1     5.500%, 12/1/2017 - 12/1/2099                           155,092,719
    128,375,041        6.000%, 10/1/2028 - 11/1/2034                           131,763,778
    51,712,529         6.500%, 4/1/2029 - 2/1/2033                             53,578,605
    4,908,801          7.000%, 8/1/2028 - 1/1/2032                             5,189,907
    910,645            7.500%, 10/1/2029 - 10/1/2031                           974,398
    35,770             11.000%, 10/1/2010                                      39,730
    4,908              11.750%, 10/1/2015                                      5,820
    213                12.000%, 1/1/2013                                       240
    6,513              12.750%, 3/1/2014 - 8/1/2014                            7,793
    2,058              13.000%, 8/1/2015                                       2,422
    5,644              15.000%, 10/1/2012                                      6,938
                       Total                                                   512,461,064
                       Government National Mortgage Association--8.3%
    22,578,970         5.000%, 4/15/2034 - 7/15/2034                           22,823,281
    44,441,677         5.500%, 6/20/2034 - 5/20/2035                           45,377,495
    14,705,821         6.500%, 12/15/2031 - 1/15/2032                          15,424,454
    4,471,260          7.500%, 12/15/2023 - 7/15/2030                          4,833,667
    792,251            8.250%, 5/15/2030 - 10/15/2030                          860,041
    154,516            8.375%, 8/15/2030                                       167,917
    248,370            8.500%, 11/15/2029 - 12/15/2029                         270,011
    453                11.250%, 9/20/2015                                      537
    55,326             11.750%, 7/15/2013                                      65,068
    21,909             13.000%, 9/20/2014                                      26,817
                       Total                                                   89,849,288
                       Other--0.0%
    102,176            Small Business Administration, 2.506%,
                       6/18/2007                                               2,452
                       Total Mortgage-Backed Securities
                       (identified cost $982,854,170)                          1,006,833,393
                       Collateralized Mortgage Obligations--4.9%
                       Non-Agency--4.9%
    1,665,236          CHASE Mortgage Finance Corp. 2003-S11, Class
                       1A1, 5.000%, 10/25/2033                                 1,653,683
    9,350,256          CHASE Mortgage Finance Corp. 2003-S14, Class
                       1A1, 5.000%, 1/25/2034                                  9,285,501
    5,157,409          CHASE Mortgage Finance Corp. 2003-S15, Class
                       1A3, 6.000%, 1/25/2034                                  5,239,317
    9,096,504          First Horizon Mortgage Pass-Through Trust
                       2003-5, Class 1A14, 5.500%, 7/25/2033                   9,145,127
    26,385       2     Lehman Structured Securities Corp. 2001-GE3,
                       Class A, .000%, 5/28/2018                               18,469
    1,120,962    2     Lehman Structured Securities Corp. 2002-GE1,
                       Class A, .000%, 7/26/2024                               986,446
    4,164,210          Master Asset Securitization Trust 2003-8,
                       Class 1A1, 5.500%, 9/25/2033                            4,186,501
    17,709,089         Salomon Brothers Mortgage Sec. VII 1999-4,
                       Class IO, 2.547%, 12/25/2027                            5,490
    12,148,195   2     Structured Asset Securities Corp. 1998-RF4,
                       Class AIO, 6.300%, 8/15/2028                            1,761,488
    763,181            Structured Asset Securities Corp. 2001-8A,
                       Class 1A1, 8.000%, 5/25/2031                            768,695
    8,132,222          Wells Fargo Mortgage Backed Securities Trust
                       2004-DD, Class 1A1, 4.630%, 1/25/2035                   8,110,262
    3,206,385          Wells Fargo Mortgage Backed Securities Trust
                       2003-6, Class 1A1, 5.000%, 6/25/2018                    3,229,055
    8,822,884          Wells Fargo Mortgage Backed Securities Trust
                       2003-18, Class A1, 5.500%, 12/25/2033                   8,870,224
                       Total Collateralized Mortgage Obligations
                       (identified cost $69,843,306)                           53,260,258
                       Adjustable-Rate Mortgage--0.9%
                       Federal National Mortgage Association--0.9%
    9,799,251          4.422%, 5/1/2034, ARM  (IDENTIFIED COST
                       $9,826,428)                                             9,774,057
                       Asset-Backed Securities--1.1%
                       Home Equity Loan--0.2%
    51,508       2     Long Beach Asset Holdings Corp. 2003-3, Class
                       N1, 7.260%, 7/25/2033                                   51,566
    1,979,471          Mellon Bank Home Equity Installment Loan
                       1999-1, Class B, 6.950%, 3/25/2015                      1,987,666
                       Total                                                   2,039,232
                       Manufactured Housing--0.9%
    13,000,000         Green Tree Financial Corp. 1993-4, Class B2,
                       8.550%, 1/15/2019                                       9,545,250
                       Total Asset-Backed Securities (identified cost
                       $15,159,996)                                            11,584,482
                       Repurchase Agreements--5.9%
    13,402,000         Interest in $1,593,000,000 joint repurchase
                       agreement with BNP Paribas Securities Corp.,
                       3.450%, dated 6/30/2005 to be repurchased at
                       $13,403,284 on 7/1/2005, collateralized by
                       U.S. Government Agency Obligations with
                       various maturities to 11/1/2035, collateral
                       market value $1,633,156,051.                            13,402,000
    51,000,000   3,4   Interest in $289,000,000 joint repurchase
                       agreement with Credit Suisse First Boston LLC,
                       3.145%, dated 6/13/2005 to be repurchased at
                       $51,138,118 on 7/14/2005, collateralized by
                       U.S. Government Agency Obligations with
                       various maturities to 6/1/2035, collateral
                       market value $300,741,469.                              51,000,000
                       Total Repurchase Agreements (at amortized cost)         64,402,000
                       Total Investments--105.5%
                       (identified cost $1,142,085,900)5                       1,145,854,190
                       Other assets and liabilities--net--(5.5)%                 (60,134,641)
                       Total Net assets--100%                              $    1,085,719,549


1 All or a portion of this security is subject to a dollar-roll transactions. Information regarding dollar-roll transactions for the Fund for the period ended June 30, 2005, was as follows:
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Maximum amount outstanding during the period          $51,541,983
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average amount outstanding during the perioda         $39,566,280
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average shares outstanding during the period          140,386,407
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average debt per share outstanding during the            0.28
       period
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       a   The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended June 30, 2005.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $2,817,969 which represents 0.3% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by theTrustees, held at June 30, 2005 is as follows:
       Security                   Acquisition date        Acquisition Cost
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Lehman Structured              8/15/2001               $104,182
       Securities Corp.
       2001-GE3, Class A,
       .000%, 5/28/2018
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Lehman Structured              1/29/2002               1,517,901
       Securities Corp.
       2002-GE1, Class A,
       .000%, 7/26/2024
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Long Beach Asset               6/13/2003                51,506
       Holdings Corp. 2003-3,
       Class N1, 7.260%,
       7/25/2033
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Structured Asset              12/15/1999               9,858,083
       Securities Corp.
       1998-RF4, Class AIO,
       6.300%, 8/15/2028
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4      Security held as collateral for dollar-roll transactions.
5      The cost of investments for federal tax purposes was $1,149,097,727.
       The net unrealized depreciation of investment for federal tax purposes was $3,243,537. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,022,870 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,266,407.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

Investment Valuation
Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



















Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        August 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer


Date        August 22, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer


Date        August 22, 2005